John Hancock
Diversified Real Assets Fund
Quarterly portfolio holdings 6/30/2022

Fund’s investments
As of 6-30-22 (unaudited)
	Shares	Value
Common stocks 95.8%		$907,003,490
(Cost $798,827,451)
Communication services 2.0%		18,401,002
Diversified telecommunication services 0.9%
Cellnex Telecom SA (A)(B)	117,556	4,575,087
Nippon Telegraph & Telephone Corp.	128,717	3,698,447
Media 0.4%
Charter Communications, Inc., Class A (B)	3,794	1,777,603
Comcast Corp., Class A	38,315	1,503,481
Wireless telecommunication services 0.7%
KDDI Corp.	115,400	3,639,067
SK Telecom Company, Ltd.	79,921	3,207,317
Consumer discretionary 1.0%		9,480,689
Hotels, restaurants and leisure 1.0%
Huazhu Group, Ltd., ADR	26,731	1,018,451
Kyoritsu Maintenance Company, Ltd.	53,000	1,978,395
Mandarin Oriental International, Ltd. (B)	363,700	687,244
Mandarin Oriental International, Ltd. (New York Stock Exchange) (B)	322,089	589,423
Melia Hotels International SA (B)	167,557	1,069,507
Oriental Land Company, Ltd.	10,100	1,410,485
Playa Hotels & Resorts NV (B)	396,970	2,727,184
Energy 29.6%		280,552,963
Energy equipment and services 1.7%
Aker Solutions ASA	179,423	486,725
Baker Hughes Company	56,563	1,632,974
ChampionX Corp.	66,503	1,320,085
Enerflex, Ltd.	101,958	480,799
Halliburton Company	126,068	3,953,492
Helmerich & Payne, Inc.	26,162	1,126,536
Patterson-UTI Energy, Inc.	130,193	2,051,842
Schlumberger NV	132,835	4,750,180
TechnipFMC PLC (B)	89,416	601,770
Oil, gas and consumable fuels 27.9%
Advantage Energy, Ltd. (B)	183,722	1,141,840
Aker BP ASA	98,216	3,401,496
ARC Resources, Ltd.	167,642	2,113,758
BP PLC	2,440,264	11,458,250
Cameco Corp.	173,329	3,643,787
Canadian Natural Resources, Ltd.	222,770	11,970,945
Cenovus Energy, Inc.	489,607	9,315,161
Cheniere Energy, Inc.	13,106	1,743,491
Chevron Corp.	118,539	17,162,076
ConocoPhillips	130,684	11,736,730
Continental Resources, Inc.	21,015	1,373,330
Coterra Energy, Inc.	209,358	5,399,343
Denbury, Inc. (B)	7,521	451,185
Devon Energy Corp.	115,474	6,363,772
DHT Holdings, Inc.	66,032	404,776
Diamondback Energy, Inc.	33,393	4,045,562
Enbridge, Inc.	81,644	3,447,924
Enbridge, Inc. (New York Stock Exchange)	18,001	760,722
Energy Fuels, Inc. (B)	62,855	309,587
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enerplus Corp.	242,687	$3,207,043
EOG Resources, Inc.	79,625	8,793,785
EQT Corp.	158,002	5,435,269
Equinor ASA	236,474	8,240,030
Exxon Mobil Corp.	225,516	19,313,190
Galp Energia SGPS SA	268,630	3,143,250
Hess Corp.	32,634	3,457,246
Imperial Oil, Ltd.	66,080	3,115,083
Kelt Exploration, Ltd. (B)	341,173	1,622,109
Keyera Corp.	93,039	2,125,036
Lundin Energy AB	7,184	4,885
Marathon Petroleum Corp.	73,227	6,019,992
MEG Energy Corp. (B)	139,691	1,933,883
Neste OYJ	24,954	1,109,983
NexGen Energy, Ltd. (B)	321,539	1,154,063
NuVista Energy, Ltd. (B)	215,083	1,724,407
Occidental Petroleum Corp.	86,509	5,093,650
PDC Energy, Inc.	15,237	938,752
Pembina Pipeline Corp.	152,652	5,395,949
Phillips 66	55,731	4,569,385
Pioneer Natural Resources Company	47,737	10,649,170
Shell PLC	739,467	19,257,782
Suncor Energy, Inc.	418,841	14,694,577
TC Energy Corp.	112,610	5,833,464
The Williams Companies, Inc.	121,582	3,794,574
Tidewater Midstream and Infrastructure, Ltd. (C)	919,439	935,725
Topaz Energy Corp. (C)	45,591	719,355
TotalEnergies SE	209,168	11,010,015
Tourmaline Oil Corp.	83,663	4,350,190
Valero Energy Corp.	78,600	8,353,608
Woodside Energy Group, Ltd., ADR (C)	88,561	1,909,375
Financials 0.3%		2,826,576
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	10,353	2,826,576
Industrials 1.5%		14,397,045
Commercial services and supplies 0.0%
Aker Carbon Capture ASA (B)	124,307	214,360
Aker Horizons Holding AS (B)	16,295	26,790
Construction and engineering 0.5%
JTOWER, Inc. (B)(C)	20,400	1,008,874
Vinci SA	39,144	3,513,639
Electrical equipment 0.3%
Sunrun, Inc. (B)	42,236	986,633
Vestas Wind Systems A/S	74,045	1,574,345
Road and rail 0.3%
Canadian National Railway Company	29,641	3,334,152
Transportation infrastructure 0.4%
Shanghai International Airport Company, Ltd., Class A (B)	440,300	3,738,252
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

	Shares	Value
Information technology 1.1%		$10,661,367
Electronic equipment, instruments and components 0.1%
Advanced Energy Industries, Inc.	11,796	860,872
Semiconductors and semiconductor equipment 1.0%
Analog Devices, Inc.	7,854	1,147,391
Enphase Energy, Inc. (B)	12,429	2,426,638
First Solar, Inc. (B)	25,333	1,725,937
Power Integrations, Inc.	10,278	770,953
SolarEdge Technologies, Inc. (B)	8,532	2,335,038
SunPower Corp. (B)(C)	42,262	668,162
Wolfspeed, Inc. (B)	11,448	726,376
Materials 16.0%		151,261,601
Chemicals 0.7%
Air Liquide SA	3,954	532,222
Albemarle Corp.	5,421	1,132,881
Dow, Inc.	10,211	526,990
DuPont de Nemours, Inc.	9,754	542,127
LyondellBasell Industries NV, Class A	10,069	880,635
NanoXplore, Inc. (B)(C)	169,800	433,998
Nutrien, Ltd.	18,885	1,503,963
Nutrien, Ltd. (New York Stock Exchange) (C)	7,525	599,667
Containers and packaging 0.0%
Smurfit Kappa Group PLC	8,000	269,065
Metals and mining 14.8%
Agnico Eagle Mines, Ltd. (C)	171,441	7,847,501
Agnico Eagle Mines, Ltd. (New York Stock Exchange)	14,648	670,292
Alcoa Corp.	83,696	3,814,864
Altius Minerals Corp.	41,126	579,572
Anglo American PLC	38,072	1,361,020
AngloGold Ashanti, Ltd., ADR	37,529	555,054
Antofagasta PLC	3,782	53,405
Artemis Gold, Inc. (B)	122,854	523,027
Aya Gold & Silver, Inc. (B)(C)	81,147	413,552
B2Gold Corp.	249,259	844,289
Barrick Gold Corp.	389,383	6,884,988
BHP Group, Ltd., ADR (C)	245,050	13,766,909
Boliden AB	25,298	809,042
Calibre Mining Corp. (B)(C)	250,000	188,393
Canada Nickel Company, Inc. (B)	330,000	381,992
Capstone Copper Corp. (B)	917,467	2,316,476
Champion Iron, Ltd.	756,691	2,774,690
Copper Mountain Mining Corp. (B)(C)	159,426	210,553
Dundee Precious Metals, Inc.	19,881	99,003
Eldorado Gold Corp. (B)	28,164	179,635
Endeavour Mining PLC	120,728	2,497,659
Equinox Gold Corp. (B)(C)	48,661	216,994
ERO Copper Corp. (B)	179,132	1,512,714
First Quantum Minerals, Ltd.	268,145	5,087,089
Franco-Nevada Corp.	34,120	4,488,190
Freeport-McMoRan, Inc.	431,443	12,624,022
Glencore PLC (B)	179,499	972,245
Global Atomic Corp. (B)(C)	30,000	65,724
Gold Fields, Ltd., ADR	158,094	1,441,817
Hudbay Minerals, Inc.	204,975	836,015
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Iluka Resources, Ltd.	35,000	$228,302
Ivanhoe Electric, Inc. (B)	40,000	348,000
Ivanhoe Mines, Ltd., Class A (B)	460,335	2,650,002
K92 Mining, Inc. (B)(C)	401,520	2,423,718
Karora Resources, Inc. (B)(C)	464,345	1,197,658
Kinross Gold Corp.	543,844	1,935,057
Lithium Americas Corp. (B)	15,000	302,168
Lucara Diamond Corp. (B)	460,070	218,026
Lundin Gold, Inc. (B)	74,297	533,331
Lundin Mining Corp.	311,869	1,977,044
MAG Silver Corp. (B)	62,775	766,155
Marathon Gold Corp. (B)(C)	596,805	612,013
Nevada Copper Corp. (B)(C)	267,550	54,042
Newcrest Mining, Ltd.	24,788	353,135
Newcrest Mining, Ltd. (Toronto Stock Exchange)	5,513	77,264
Newmont Corp.	182,480	10,888,582
Nickel 28 Capital Corp. (B)	356,691	321,443
Norsk Hydro ASA	257,164	1,453,301
Nouveau Monde Graphite, Inc. (B)(C)	91,617	445,259
Nucor Corp.	4,556	475,692
OceanaGold Corp. (B)	345,606	663,181
Osisko Mining, Inc. (B)	341,234	811,200
Pan American Silver Corp.	61,560	1,209,488
Pan American Silver Corp., CVR (B)	83,300	59,110
Piedmont Lithium, Inc. (B)(C)	11,250	409,613
Rio Tinto PLC, ADR (C)	148,677	9,069,297
Sandstorm Gold, Ltd. (C)	34,124	202,538
Seabridge Gold, Inc. (B)	42,663	530,301
SilverCrest Metals, Inc. (B)	159,690	976,352
SolGold PLC (B)	819,000	286,319
South32, Ltd.	228,066	617,989
Southern Copper Corp.	5,286	263,296
SSR Mining, Inc.	99,541	1,662,625
Steel Dynamics, Inc.	6,414	424,286
Stornoway Diamond Corp. (B)(D)	3,062,000	0
Talon Metals Corp. (B)	3,925,000	1,555,120
Teck Resources, Ltd., Class B	234,215	7,161,826
Torex Gold Resources, Inc. (B)	13,417	103,609
Trilogy Metals, Inc. (B)(C)	781,452	631,378
Triple Flag Precious Metals Corp.	155,456	2,038,028
Turquoise Hill Resources, Ltd. (B)	40,892	1,095,367
U.S. Steel Corp.	7,081	126,821
Vale SA, ADR	19,952	291,898
Warrior Met Coal, Inc.	20,879	639,106
Wesdome Gold Mines, Ltd. (B)	139,939	1,212,181
Wheaton Precious Metals Corp.	125,851	4,534,625
Yamana Gold, Inc.	427,445	1,989,120
Paper and forest products 0.5%
Interfor Corp. (B)	110,819	2,233,254
West Fraser Timber Company, Ltd. (C)	36,037	2,765,207
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

	Shares	Value
Real estate 37.9%		$358,442,548
Equity real estate investment trusts 32.2%
Agree Realty Corp.	74,652	5,384,649
American Campus Communities, Inc.	38,619	2,489,767
American Tower Corp.	68,053	17,393,666
AvalonBay Communities, Inc.	85,486	16,605,656
Boardwalk Real Estate Investment Trust	25,019	814,012
Boston Properties, Inc.	93,806	8,346,858
Brixmor Property Group, Inc.	333,425	6,738,519
Camden Property Trust	57,532	7,736,903
CDL Hospitality Trusts	2,306,000	2,108,983
Comforia Residential REIT, Inc.	858	2,122,595
Corporate Office Properties Trust	120,607	3,158,697
CubeSmart	103,162	4,407,081
Daiwa Office Investment Corp.	259	1,330,477
Digital Realty Trust, Inc.	47,991	6,230,672
Douglas Emmett, Inc.	151,313	3,386,385
Equinix, Inc.	12,328	8,099,743
Eurocommercial Properties NV	60,647	1,303,051
First Industrial Realty Trust, Inc.	60,053	2,851,316
Frontier Real Estate Investment Corp.	688	2,657,677
Goodman Group	175,691	2,169,386
H&R Real Estate Investment Trust	137,449	1,329,428
Hoshino Resorts REIT, Inc.	341	1,650,296
Host Hotels & Resorts, Inc.	251,164	3,938,252
Independence Realty Trust, Inc.	253,038	5,245,478
Kimco Realty Corp.	394,196	7,793,255
Klepierre SA (B)	101,574	1,965,667
Life Storage, Inc.	76,555	8,548,131
Link REIT	166,600	1,361,350
LondonMetric Property PLC	721,778	2,005,979
LTC Properties, Inc.	131,854	5,061,875
Medical Properties Trust, Inc.	180,922	2,762,679
Merlin Properties Socimi SA	184,658	1,788,299
National Health Investors, Inc.	22,669	1,373,968
National Storage REIT	969,020	1,437,578
NewRiver REIT PLC	1,301,695	1,394,726
Phillips Edison & Company, Inc.	202,944	6,780,359
Prologis, Inc.	225,881	26,574,896
Public Storage	49,859	15,589,414
Rexford Industrial Realty, Inc.	166,058	9,563,280
RioCan Real Estate Investment Trust	86,917	1,351,832
Ryman Hospitality Properties, Inc. (B)	48,477	3,685,706
Safestore Holdings PLC	75,307	975,114
SBA Communications Corp.	16,576	5,305,149
Shopping Centres Australasia Property Group	1,375,166	2,619,710
Simon Property Group, Inc.	46,598	4,423,082
Sun Communities, Inc.	67,834	10,810,026
Suntec Real Estate Investment Trust	2,558,336	2,984,900
Tanger Factory Outlet Centers, Inc.	94,048	1,337,363
The British Land Company PLC	470,798	2,575,434
The UNITE Group PLC	156,952	2,040,154
UDR, Inc.	183,697	8,457,410
Ventas, Inc.	147,834	7,603,103
Veris Residential, Inc. (B)	99,893	1,322,583
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
VICI Properties, Inc.	332,515	$9,905,622
Welltower, Inc.	204,418	16,833,822
WP Carey, Inc.	129,944	10,767,160
Real estate management and development 5.7%
CapitaLand Investment, Ltd.	1,455,100	4,004,902
Catena AB	42,273	1,529,889
CBRE Group, Inc., Class A (B)	27,317	2,010,804
Central Pattana PCL	1,079,000	1,864,767
Cibus Nordic Real Estate AB	74,484	1,152,650
City Developments, Ltd.	167,200	982,051
CK Asset Holdings, Ltd.	764,865	5,434,609
Colliers International Group, Inc.	6,669	730,678
Colliers International Group, Inc. (Nasdaq Exchange) (C)	18,759	2,058,050
Emaar Properties PJSC	1,212,789	1,721,610
Grainger PLC	268,485	919,988
Hongkong Land Holdings, Ltd.	757,200	3,802,759
Mitsubishi Estate Company, Ltd.	67,600	979,750
Mitsui Fudosan Company, Ltd.	259,108	5,566,896
Nomura Real Estate Holdings, Inc.	120,300	2,943,189
PSP Swiss Property AG	24,944	2,777,115
Sino Land Company, Ltd.	1,394,000	2,058,487
StorageVault Canada, Inc.	269,408	1,241,135
TKP Corp. (B)(C)	124,100	1,613,257
Tokyo Tatemono Company, Ltd.	197,590	2,725,882
Tricon Residential, Inc.	514,168	5,212,782
VGP NV	2,516	401,357
Vonovia SE	71,452	2,210,768
Utilities 6.4%		60,979,699
Electric utilities 3.3%
Acciona SA	11,591	2,135,749
American Electric Power Company, Inc.	40,591	3,894,301
Avangrid, Inc.	27,056	1,247,823
Constellation Energy Corp.	31,943	1,829,056
Duke Energy Corp.	33,683	3,611,154
Edison International	53,049	3,354,819
EDP - Energias de Portugal SA	184,002	857,515
Electricite de France SA	54	444
Enel SpA	401,870	2,203,954
Exelon Corp.	88,414	4,006,922
FirstEnergy Corp.	79,838	3,064,981
Iberdrola SA	265,479	2,764,023
NextEra Energy, Inc.	32,976	2,554,321
Gas utilities 0.3%
ENN Energy Holdings, Ltd.	153,100	2,530,547
Independent power and renewable electricity producers 1.5%
Brookfield Renewable Corp., Class A	19,633	699,131
Brookfield Renewable Partners LP	65,465	2,278,182
China Longyuan Power Group Corp., Ltd., H Shares	2,679,081	5,191,971
RWE AG	77,032	2,849,122
The AES Corp.	175,571	3,688,747
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

	Shares	Value
Utilities (continued)
Multi-utilities 1.1%
Engie SA	260,697	$3,018,614
National Grid PLC	268,065	3,444,887
Sempra Energy	25,536	3,837,295
Water utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	237,800	1,916,141

Warrants 0.1%		$603,794
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	16,332	603,794

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 7.1%				$67,494,209
(Cost $67,495,575)
U.S. Government 1.7%				15,991,820
U.S. Treasury Bill	0.970	07-19-22	16,000,000	15,991,820
U.S. Government Agency 0.9%				8,661,344
Federal Home Loan Bank Discount Note	0.900	07-11-22	500,000	499,807
Federal National Mortgage Association Discount Note	1.860	09-28-22	8,200,000	8,161,537

	Yield (%)	Shares	Value
Short-term funds 3.8%			35,741,045
John Hancock Collateral Trust (E)	1.4215(F)	3,575,392	35,741,045

	Par value^	Value
Repurchase agreement 0.7%		7,100,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 6-30-22 at 1.550% to be repurchased at $1,800,078 on 7-1-22, collateralized by $1,952,507 Federal Home Loan Mortgage Corp., 0.000% due 2-25-32 (valued at $1,836,001)	1,800,000	1,800,000
Goldman Sachs Tri-Party Repurchase Agreement dated 6-30-22 at 1.500% to be repurchased at $5,300,221 on 7-1-22, collateralized by $5,561,327 Government National Mortgage Association, 3.500% due 7-20-46 to 3-20-50 (valued at $5,406,001)	5,300,000	5,300,000

Total investments (Cost $866,323,026) 103.0%	$975,101,493
Other assets and liabilities, net (3.0%)	(28,693,245)
Total net assets 100.0%	$946,408,248

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 6-30-22. The value of securities on loan amounted to $33,391,137. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $6,526,924 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 6-30-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 6-30-22:
United States	56.2%
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Canada	18.7%
United Kingdom	6.1%
Japan	3.5%
Australia	2.9%
France	2.1%
Hong Kong	1.5%
Norway	1.5%
China	1.3%
Spain	1.3%
Other countries	4.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of June 30, 2022, by major security category or type:
	Total value at 6-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$18,401,002	$3,281,084	$15,119,918	—
Consumer discretionary	9,480,689	4,335,058	5,145,631	—
Energy	280,552,963	222,440,547	58,112,416	—
Financials	2,826,576	2,826,576	—	—
Industrials	14,397,045	4,320,785	10,076,260	—
Information technology	10,661,367	10,661,367	—	—
Materials	151,261,601	144,611,875	6,649,726	—
Real estate	358,442,548	281,261,246	77,181,302	—
Utilities	60,979,699	35,982,873	24,996,826	—
Warrants	603,794	603,794	—	—
Short-term investments	67,494,209	35,741,045	31,753,164	—
Total investments in securities	$975,101,493	$746,066,250	$229,035,243	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,575,392	$43,836,586	$69,893,876	$(77,983,786)	$(960)	$(4,671)	$100,266	—	$35,741,045
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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